Note 05 - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	[1]	€ 11,548	€ 13,749	€ 13,316
Trading income (loss)	[1],[2]	2,097	197	(72)
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		276	377	212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(40)	(381)	1,069
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		2,332	193	1,209
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		13,880	13,942	14,524
Corporate Bank		2,935	2,709	2,562
Commercial Banking		1,107	1,089	1,034
Global Transaction Banking		1,828	1,620	1,527
Investment Bank		7,196	5,444	5,273
FIC Sales & Trading		6,991	5,696	5,251
Remaining Products		205	(252)	23
Private Bank		4,623	4,946	5,017
Asset Management		(98)	87	(88)
Capital Release Unit		(33)	155	1,442
Corporate & Other		(742)	602	318
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 13,880	€ 13,942	€ 14,524

[1]	EUR 124million was reclassified from trading income to net interest income for year ended December 31, 2018.
[2]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.